Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets	$ 16,124	$ 13,239
Non-current assets	2,376	3,390
Current liabilities	2,173	2,750
Equity	(16,327)	$ (13,879)	$ (13,423)	$ (30,497)
Onkai Inc [Member]
Current assets	105
Non-current assets	3
Current liabilities	324
Non-current liabilities	1,665
Equity	$ (1,881)